Structured Entities - Unconsolidated Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Asset-backed commercial paper issued	$ 1,100	$ 1,200
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	10.00%
Bank's maximum exposure to loss	$ 5,181	4,827
Unconsolidated structured entities [member] | Bank Of Nova Scotia [Member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	$ 2,100	$ 2,200